SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2025
Stockholders' Equity Note [Abstract]
SHAREHOLDERS’ EQUITY
NOTE 7:  SHAREHOLDERS’ EQUITY

On January 2, 2025, the Board of Directors of PainReform approved an increase to the Company’s ATM program, pursuant to a written board’s approval dated October 14, 2024. The program allows offerings of up to $4.0 million.

Between January 1, 2025, and June 30, 2025, the Company issued 362,960 ordinary shares through an At-the-Market (ATM) offering, generating gross proceeds of approximately $1.34 million, net of $1.25 million transaction costs.

On February 20, 2025, the Company’s Board of Directors approved the following resolutions:

-
An increase in the Company’s authorized share capital by an additional 7,500,000 ordinary shares with no par value, subject to approval by the shareholders at a general meeting scheduled for April 3, 2025. Upon approval, the total authorized share capital will be 10,000,000 ordinary shares with no par value.

-	An increase in the Company’s employee option pool to 400,000 options for ordinary shares.

a.	Warrants and Warrants units

The following table summarizes the warrants and warrants units outstanding as of June 30, 2025:

Type	Issuance Date	Number of warrants	Exercise price	Exercisable through

Warrants to underwriters (*)	September 3, 2020	125,000	$2,400.0	September 1, 2025
Warrants to underwriters (*)	October 5, 2020	375,000	$2,112.0	September 3, 2025
IPO warrants (*)	September 3, 2020	2,812,170	$2,112.0	September 3, 2025
PIPE warrants	March 11, 2021	232,500	$1,104.0	September 10, 2026
Warrants to PIPE placement agent	March 11,2021	52,173	$1,214.4	March 8, 2026
December 2023 warrants	December 28, 2023	32,753	$85.4	December 28, 2028
Warrants issued to underwriters	April 15, 2024	350,000	$24.00	April 15, 2029
Warrants issued to underwriters	September 11,2024	69,251	$8.0	September 11,2029
Warrants issued to underwriters	December 18, 2024	34,625	$8.0	December 18, 2029
Pre-funded warrants (Note 8)	March 5, 2025	223,792	$0.01	September 5, 2030
Milestone pre-funded warrants (Note 8)	March 5, 2025	685,004	$0.01	September 5, 2030
Warrant-A issued to Bladeranger (Note 8)	March 5, 2025	1,087,565	$3.1	September 5, 2030
Warrant-B issued to Bladeranger (Note 8)	March 5, 2025	1,087,565	$6.4	September 5, 2030
TOTAL		7,167,398

(*) At the date of these financial reports, the warrants had expired

•	Upon full dilution, the exercise of all outstanding warrants would result in the issuance of an additional 3,166,799 ordinary shares of the Company.

•	On March 5, 2025 the Company issued shares and warrants as part of an asset acquisition transaction (Note 6)

b.	Share-based compensation:

1.	The 2008 Plan:

The share options were expired without being exercised on April 2, 2024.

The 2019 Plan:

Share options outstanding and exercisable to employees and directors under the 2019 Share Option Plan (the “2019 Plan”) as of June 30, 2025, were as follows:

	Number of options		Weighted average exercise price	Weighted average remaining contractual life

Options outstanding as of December 31,2024	22,552		$88.32	9.17
Options granted	197,768	(*)	1.36	9.70
Options exercised	-		-	-
Options expired	-		-	-
Options outstanding as of June 30, 2025	220,320		$10.26	9.60

Options exercisable as of June 30, 2025	128,153		$15.22	9.49

(*)On February 20, 2025, the Company’s shareholders approved the grant of 131,568 options to purchase an aggregate of shares to two current board members, and to the chairman of the board of directors. The valuation of the option on the grant date was $443.

The following table sets forth the assumptions that were used in determining the fair value of options granted in 2025 to employees in 2019 plan for up to June 30, 2025 and 2024.

	2025	2024
Expected term (years)	5.00-5.81	5.00-6.41
Risk-free interest rates	4.50%	4.68%
Volatility	117-120%	97.24%
Dividend yield	-	-
Exercise price	$0.01-3.15	$6.0

As of June 30, 2025, the unrecognized compensation cost related to all unvested 92,167 options granted under the 2019 Plan, was $261, which is expected to be recognized as an expense over a weighted-average period of 3 years.

The Company recognized $389 and $146 during the years ended June 30, 2025, and 2024, respectively, as share-based compensation expenses which was included in general and administrative expenses, and $7 and $52 during the years ended June 30, 2025, and 2024, respectively, as share-based compensation expense which was included in research and development expenses.